Convertible Promissory Notes (Details) - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 25, 2021	Nov. 19, 2020	Mar. 13, 2019	Mar. 13, 2019	Jan. 01, 2016	Nov. 19, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 27, 2021	May 31, 2018	Apr. 02, 2018
Convertible Promissory Notes (Details) [Line Items]
Convertible promissory notes								$ 3,082,055
Net of debt discount								3,743
Net balance							$ 2,926,755	3,078,312
Aggregate remaining amount							25,000
Maturity date	Jan. 25, 2022
Derivative liabilities							$ 35,702,830	$ 5,738,020
Share issued (in Shares)							432			581
Accrued interest							$ 115,247
Aggregate remaining amount							1,200,000
Aggregate remaining amount short term							1,200,000
Penalty Per day							$ 2,000
Common Stock [Member]
Convertible Promissory Notes (Details) [Line Items]
Issued shares of common stock (in Shares)							13,927,622		19,276,917
Aggregate remaining amount							$ 81,150		$ 137,262
Share issued (in Shares)							39,900,514
Conversion of common stock							$ 153,300
Nov 20 Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Unsecured convertible promissory note, description						The Nov 20 Note may be converted into shares of the Company’s common stock at a lesser price of $0.05 per share or (b) fifty percent (50%) of the lowest trade price of common stock recorded on any trade after the effective date, or (c) the lowest effective price per share granted. In addition, for each conversion, in event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $2,000 per day shall be assessed for each day after the third business day until the shares are delivered. The conversion feature of the Nov 20 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Note. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $10,047 during the year ended December 31, 2021. During the year ended December 31, 2021, the Company paid off $15,228 in cash, of the Nov 20 Note. As of December 31, 2021, the remaining balance of the Nov 20 Note was $13,772, which is short term.The Company entered into an unsecured convertible promissory note (the “Jan 21 Note”), on January 25, 2021 in the amount of $60,000. The Company received funds in the amount of $60,000. The Jan 21 Note matures on January 25, 2022, twelve months from the effective date of the Note. The Note may be extended sixty (60) months from the maturity date. The Jan 21 Note bears interest at 10% per year. The Jan 21 Note may be converted into shares of the Company’s common stock at a conversion price equal to the lower of (a) $0.05 per share, (b) fifty percent (50%) of the lowest trade price of common stock recorded on any trade after the effective date, or (c) the lowest effective price per share granted.
Jan 21 Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Unsecured convertible promissory note, description	The Company entered into an unsecured convertible promissory note (the “Jan 21 Note”), on January 25, 2021 in the amount of $60,000. The Company received funds in the amount of $60,000. The Jan 21 Note matures on January 25, 2022, twelve months from the effective date of the Note. The Note may be extended sixty (60) months from the maturity date. The Jan 21 Note bears interest at 10% per year. The Jan 21 Note may be converted into shares of the Company’s common stock at a conversion price equal to the lower of (a) $0.05 per share, (b) fifty percent (50%) of the lowest trade price of common stock recorded on any trade after the effective date, or (c) the lowest effective price per share granted. In addition, for each conversion, in event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $2,000 per day shall be assessed for each day after the third business day until the shares are delivered.
Unsecured Convertible Promissory Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Conversion price per share of debt, description							The Apr & May 2018 Notes had maturity dates of April 2, 2019 and May 31, 2019, respectively. The Apr & May 2018 Notes bear interest at 10% per year. The Apr & May 2018 Notes may be converted into shares of the Company’s common stock at a variable conversion price of 50% of the lesser of the lowest trading price twenty-five (25) trading days prior to conversion.	The Apr & May 2018 Notes had maturity dates of April 2, 2019 and May 31, 2019, respectively. The Apr & May 2018 Notes bear interest at 10% per year. The Apr & May 2018 Notes may be converted into shares of the Company’s common stock at a variable conversion price of 50% of the lesser of the lowest trading price twenty-five (25) trading days prior to conversion.
Aggregate remaining amount							$ 218,064	$ 218,064			$ 300,000	$ 300,000
Investor amount			$ 570,000	$ 570,000
Reserved shares (in Shares)			2,630,769	2,630,769
Unsecured Convertible Promissory Note [Member] | 2014-2015 Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Conversion price per share of debt, description							The 2014-2015 Notes bear interest at 10% per year. The maturity dates were extended to November 2023 through April 2024. The 2014-2015 Notes may be converted into shares of the Company’s common stock at conversion prices ranging from the lesser of $4,200 to $9,800 (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or 50% of the lowest trade price on any trade day following issuance of the 2014-2015 Notes.	The 2014-2015 Notes bear interest at 10% per year. The 2014-2015 Notes may be converted into shares of the Company’s common stock at conversion prices ranging from the lesser of $4,200 to $9,800 (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or 50% of the lowest trade price on any trade day following issuance of the 2014-2015 Notes.
Issued shares of common stock (in Shares)								13,927,621
Converted an aggregate principal amount								$ 81,150
Accrued interest								52,555
Aggregate remaining amount							$ 774,700	$ 1,200,000
Unsecured Convertible Promissory Note [Member] | 2015-2016 Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Conversion price per share of debt, description							The 2015 Notes are convertible into shares of the Company’s common stock at conversion prices ranging from the lesser of $1,400 to $5,600 (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or 50% of the lowest trade price on any trade day following issuance of the 2015 Notes.	The 2015-2016 Notes may be converted into shares of the Company’s common stock at conversion prices ranging from the lesser of $1,400 to $5,600 (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or 50% of the lowest trade price on any trade day following issuance of the 2015-2016 Notes.
Aggregate remaining amount								$ 930,000
Debt instrument interest rate							10.00%	10.00%
Unsecured Convertible Promissory Note [Member] | Nov 20 Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Aggregate remaining amount								$ 13,772
Convertible debt		$ 50,000				$ 50,000
Convertible debt received funds						$ 50,000
Maturity date						Nov. 19, 2021
Bears interest rate						10.00%
Unsecured convertible promissory note, description		The Company received funds in the amount of $50,000. The Nov 20 Note had an original maturity date of November 19, 2021 and was extended for an additional sixty (60) months from the maturity date. The Nov 20 Note bears interest at 10% per year. The Nov 20 Note may be converted into shares of the Company’s common stock at a lesser price of $0.05 per share or (b) fifty percent (50%) of the lowest trade price of common stock recorded on any trade after the effective date, or (c) the lowest effective price per share granted. In addition, for each conversion, in event that shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $2,000 per day shall be assessed for each day after the third business day until the shares are delivered. The conversion feature of the Nov 20 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Note. As of September 30, 2022, the remaining balance on the Nov 20 Note was $13,772, which is long term.
Interest expense								10,047
Cash paid								15,228
Unsecured Convertible Promissory Note [Member] | Jan 21 Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Convertible debt	$ 60,000
Convertible debt received funds	$ 60,000
Maturity date	Jan. 25, 2022
Unsecured convertible promissory note, description	The Jan 21 Note bears interest at 10% per year. The Jan 21 Note may be converted into shares of the Company’s common stock at a conversion price equal to the lower of (a) $0.05 per share, (b) fifty percent (50%) of the lowest trade price of common stock recorded on any trade after the effective date, or (c) the lowest effective price per share granted.
Interest expense							$ 3,743	23,358
Remaining debt amount							$ 60,000	$ 60,000
Original Issue Discount [Member]
Convertible Promissory Notes (Details) [Line Items]
Conversion price per share of debt, description							After the amendment, the conversion price changed to the lesser of $5,600 per share, or b) fifty percent (50%) of the lowest trade price of common stock recorded since the original effective date of this note, or c) the lowest effective price per share granted to any person or entity after the effective date.	After the amendment, the conversion price changed to the lesser of $5,600 per share, or b) fifty percent (50%) of the lowest trade price of common stock recorded since the original effective date of this note, or c) the lowest effective price per share granted to any person or entity after the effective date.
Accrued interest							$ 13,334	$ 13,334
Aggregate remaining amount							184,124	184,124
Conversion into common stock							30,620	30,620
Long term promissory notes							62,275	62,275
Convertible Debt [Member] | Dec 2015 Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Aggregate remaining amount							167,048	167,048
Accounts payable							$ 432,048	432,048
Percentage of average of lowest closing prices					75.00%		75.00%
Convertible Debt [Member] | Sep 2016 Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Aggregate remaining amount							$ 430,896	430,896
Accounts payable							$ 430,896	$ 430,896
Percentage of average of lowest closing prices							75.00%	75.00%